Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Balance of receivables from commission and fee income	€ 960	€ 908
Balance of contract liabilities associated to commission and fee income	87	€ 109
Impact on performance fee income due to refined methodology	€ 67